UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-04653

The American Funds Tax-Exempt Series I

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive,

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: July 31

Date of reporting period: April 30, 2013

Jennifer L. Butler

The American Funds Tax-Exempt Series I

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Robert W. Helm

Dechert LLP

1900 K Street, NW

Washington, DC 20006

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Tax-Exempt Fund of Maryland® Investment Portfolio April 30, 2013

unaudited

Bonds & notes 92.23%
Maryland 84.40%	Principal amount	Value
State issuers 47.78%	(000)	(000)

Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds,
GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022	$2,000	$2,003
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds,
Series 2007-A, AMT, 4.85% 2037	1,300	1,342
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2006-F, AMT, 6.00% 2039	1,170	1,229
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series I, AMT, 6.00% 2041	615	646
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds,
Series D, AMT, 4.65% 2022	1,000	1,053
Community Dev. Administration, Dept. of Housing and Community Dev., Single-family Housing Rev. Bonds,
Series 2011-B, 4.00% 2027	1,650	1,758
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, Assured Guaranty
Municipal insured, 5.50% 2015 (preref. 2013)	2,000	2,009
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	1,090
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	3,452
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2027	700	795
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2029	250	282
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects),
Series 2008, 5.80% 2038	3,000	3,279
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects),
Series 2008, 5.875% 2043	950	1,046
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, Assured Guaranty insured, 5.00% 2020	1,000	1,077
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, Assured Guaranty insured, 5.00% 2021	1,000	1,072
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, Assured Guaranty insured, 5.00% 2026	1,000	1,053
Econ. Dev. Corp., Utility Infrastructure Rev. Ref. Bonds (University of Maryland, College Park Project),
Series 2011, 5.00% 2018	3,000	3,526
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	2,930	3,173
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2021	230	283
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2022	360	446
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2023	320	392
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2024	600	729
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2028	300	355
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2030	150	176
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2032	225	261
Bonds & notes
	Principal amount	Value
State issuers (continued)	(000)	(000)

G.O. Bonds, State and Local Facs. Loan of 2008, Second Series, 5.00% 2021	$2,000	$2,392
G.O. Bonds, State and Local Facs. Loan of 2009, First Series A, 5.00% 2024	1,000	1,146
G.O. Bonds, State and Local Facs. Loan of 2009, Second Series B, 5.00% 2020	3,000	3,717
G.O. Bonds, State and Local Facs. Loan of 2011, Second Series B, 5.00% 2020	2,500	3,095
G.O. Bonds, State and Local Facs. Loan of 2011, Second Series B, 5.00% 2023	3,000	3,652
G.O. Capital Improvement Bonds, State and Local Facs. Loan of 2003, First Series A, 5.25% 2016	1,500	1,705
G.O. Ref. Bonds, State and Local Facs. Loan of 2010, First Series B, 5.00% 2022	2,000	2,463
Health and Higher Educational Facs. Auth., First Mortgage Rev. Ref. Bonds (PUMH of Maryland, Inc. – Heron
Point of Chestertown Issue), Series 1998-A, 5.75% 2026	1,000	825
Health and Higher Educational Facs. Auth., First Mortgage Rev. Ref. Bonds (PUMH of Maryland, Inc. – Heron
Point of Chestertown Issue), Series 1998-B, 5.25% 2028	500	427
Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical Institutions Parking
Facs. Issue), Series 2001, AMBAC insured, 5.00% 2034	880	881
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins Health System Obligated Group
Issue), Series 2008-B, 5.00% 2048 (put 2015)	1,000	1,088
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins Health System Obligated Group
Issue), Series 2012-D, 0.966% 2038 (put 2017)[1]	1,000	1,004
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 4.50% 2026	1,000	1,046
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 5.00% 2036	1,500	1,575
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Carroll Hospital Center Issue),
Series 2012-A, 5.00% 2037	1,500	1,668
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins Health System Obligated Group Issue),
Series 2010, 5.00% 2040	1,000	1,112
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue),
Series 2008-A, 5.00% 2018	2,000	2,414
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.50% 2026	700	825
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.75% 2031	2,000	2,379
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 6.00% 2025	425	522
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2008, Assured Guaranty insured, 4.75% 2038	1,000	1,043
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2008, Assured Guaranty insured, 5.00% 2020	2,710	3,064
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2008, Assured Guaranty insured, 5.00% 2028	1,000	1,081
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue),
Series 1998-B, AMBAC insured, 5.25% 2038	5,340	6,748
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	1,052
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	1,845	1,972
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	1,000	1,066
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,726
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2011, 5.00% 2031	1,000	1,128
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-A, 5.00% 2032	4,000	4,275
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue),
Series 1996, Assured Guaranty Municipal insured, 6.50% 2013	380	384
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue),
Series 2012, 5.00% 2031	1,000	1,114
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue),
Series 2006, 5.00% 2016	1,200	1,356
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue),
Series 2006, 5.00% 2021	1,000	1,097
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue),
Series 2006, 5.00% 2036	1,750	1,900
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2006-A, 5.00% 2036	2,000	2,117
Bonds & notes
	Principal amount	Value
State issuers (continued)	(000)	(000)

Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2010, 5.00% 2034	$1,000	$1,103
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2010, 5.25% 2024	1,240	1,422
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue),
Series 2008, 5.75% 2033	1,595	1,740
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue),
Series 2008, 5.75% 2038	1,000	1,085
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue),
Series 2003-A, 5.75% 2025	1,000	1,012
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue),
Series 2012, 4.00% 2034	1,000	1,032
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue),
Series 2012, 5.00% 2021	800	983
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue),
Series 2012, 5.00% 2027	400	467
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Charlestown Community Issue),
Series 2010, 6.125% 2030	1,750	2,033
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2031	1,000	1,031
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2037	2,500	2,566
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Frederick Memorial Hospital Issue),
Series 2012A, 4.00% 2038	1,000	1,001
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Frederick Memorial Hospital Issue),
Series 2012A, 4.25% 2032	2,000	2,073
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2013 (escrowed to maturity)	250	251
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2021 (escrowed to maturity)	1,000	1,060
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2004-A, 5.00% 2014 (escrowed to maturity)	2,450	2,582
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2004-A, 5.25% 2018 (preref. 2014)	1,000	1,057
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Loyola University Maryland Issue),
Series 2012-A, 5.00% 2039	1,000	1,150
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Maryland Institute College of Art Issue),
Series 2012, 5.00% 2029	1,000	1,134
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Maryland Institute College of Art Issue),
Series 2012, 5.00% 2047	1,000	1,095
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	1,126
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2035	1,000	1,018
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	3,700
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary
Facs. Fees Rev. Bonds, Series 2003-A, FGIC-National insured, 5.00% 2020 (preref. 2013)	935	942
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,367
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,646
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014	2,000	2,162
Dept. of Transportation, Consolidated Transportation Bonds, Series 2007, 4.00% 2018	1,630	1,829
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2018	1,000	1,199
Dept. of Transportation, Consolidated Transportation Bonds, Series 2004, 5.00% 2018 (preref. 2014)	1,000	1,047
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood
Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2021	2,000	2,419
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood
Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2023	3,720	4,491
Bonds & notes
	Principal amount	Value
State issuers (continued)	(000)	(000)

Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood
Marshall Airport), Series 2012-B, AMT, 4.00% 2019	$1,000	$ 1,126
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood
Marshall Airport), Series 2012-B, AMT, 4.00% 2020	1,515	1,718
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2007, 5.00% 2019	2,500	2,879
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2018	4,000	4,839
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2020	1,000	1,234
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007, Assured Guaranty Municipal
insured, 5.00% 2021	3,000	3,507
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,851
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,732
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2020	1,000	1,228
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2021	1,000	1,219
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2012, 4.00% 2026	1,000	1,126
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2005-A, 5.00% 2018	1,480	1,610
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2009-D, 4.00% 2020	2,000	2,327
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2010-C, 4.00% 2021	1,855	2,214
University System, Revolving Loan Program Rev. Ref. Bonds, Series 2003-A, 1.50% 2023 (put 2013)	1,000	1,001
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2005-A, 5.00% 2018 (preref. 2015)	520	566
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 4.40% 2025	1,750	1,946
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 5.00% 2021	1,245	1,474
		185,006
City & county issuers 36.62%

City of Annapolis, Econ. Dev. Rev. Bonds (St. John's College Fac.), Series 2007-B, 5.00% 2032	2,000	2,114
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	1,932	1,953
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	1,760	1,771
Anne Arundel County, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and Farmington
Village Projects), Series 2013, 5.00% 2022	500	606
Anne Arundel County, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and Farmington
Village Projects), Series 2013, 5.00% 2023	225	274
Anne Arundel County, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and Farmington
Village Projects), Series 2013, 5.00% 2032	1,000	1,151
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Ref. Series 2006, 5.00% 2017	1,590	1,791
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2018	500	577
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2020	1,490	1,728
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2012, 5.00% 2021	1,000	1,267
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,277
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,477
Anne Arundel County, Special Obligation Bonds (National Business Park-North Project), Series 2010, 6.10% 2040	2,250	2,459
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2011, 5.00% 2028	3,000	3,667
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (71st Issue), 4.625% 2028	3,500	3,962
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2009, 5.00% 2016	1,000	1,147
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 4.50% 2033 (preref. 2016)	700	784
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 5.00% 2020 (preref. 2016)	1,000	1,137
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,776
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	2,000	2,080
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A,
XLCA insured, 5.25% 2018	1,000	1,063
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A,
XLCA insured, 5.25% 2019	1,000	1,060
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A,
XLCA insured, 5.25% 2023	1,000	1,037
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2020	2,315	2,771
Bonds & notes
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2021	$1,280	$1,529
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2013-B, 5.00% 2023	1,000	1,261
Mayor and City Council of Baltimore, Project and Rev. Bonds (Wastewater Projects), Series 2005-B,
National insured, 5.00% 2021 (preref. 2015)	1,030	1,134
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects),
Series 1994-A, FGIC insured, 5.00% 2024	2,275	2,712
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects),
Series 2002-A, FGIC-National insured, 5.00% 2021	1,225	1,230
Mayor and City Council of Baltimore, Project Rev. Bonds (Water Projects), Series 2011-A, 5.00% 2041	2,000	2,303
Mayor and City Council of Baltimore, Project Rev. Bonds (Wastewater Projects), Series 2011-A, 5.00% 2029	1,500	1,772
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects),
Series 1994-A, FGIC-National insured, 6.00% 2015	815	859
Carroll County, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021	2,800	3,374
Charles County, G.O. Bonds, County Commissioners of Charles County, Consolidated Public Improvement
Bonds of 2009, Series B, 4.25% 2028	1,000	1,117
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2021 (preref. 2018)	2,005	2,427
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2024 (preref. 2018)	1,000	1,211
Frederick County, G.O. Public Facs. Ref. Bonds of 2006, 5.25% 2021	1,000	1,298
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	1,500	1,744
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	3,000	3,361
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2040	3,000	3,314
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group),
Series 2006-A, 5.125% 2026	1,000	1,039
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group),
Series 2006-A, 5.125% 2036	3,420	3,489
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group),
Series 2009-B, 6.00% 2023	1,750	1,994
Harford County, Consolidated Public Improvement Bonds, Series 2005, 5.00% 2020 (preref. 2015)	1,000	1,102
Howard County, G.O. Consolidated Public Improvement Bonds, Series 2009-A, 5.00% 2023	2,970	3,626
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,728
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds,
Series 2004-A, 4.65% 2030	2,670	2,714
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds,
Series 2007-A, AMT, 4.55% 2027	2,000	2,070
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds,
Series 2007-A, AMT, 4.625% 2032	765	787
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds,
Series 2007-A, AMT, 4.70% 2037	1,350	1,382
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Ref. Bonds,
Series 2012-A, 5.00% 2043	1,000	1,115
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds,
Series 2007-D, AMT, 5.50% 2038	355	368
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2020 (preref. 2017)	1,000	1,174
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2018	3,000	3,651
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2012-A, 5.00% 2021	2,000	2,522
Montgomery County, G.O. Consolidated Public Improvement Ref. Bonds, Series 2009-A, 5.00% 2019	1,000	1,251
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2026	3,010	3,527
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2027	1,475	1,721
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2028	1,515	1,716
Montgomery County, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2040	2,000	2,266
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021	1,695	1,697
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
Series 2002-A, RADIAN insured, 5.375% 2020	750	756

Bonds & notes
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
Series 2004-A, RADIAN insured, 6.70% 2027	$1,535	$ 1,555
Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA Collateralized – Windsor Crossing
Apartments Project), Series 2002-A, AMT, 5.00% 2023	965	986
Prince George's County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021	2,000	2,363
Prince George's County, G.O. Consolidated Public Improvement Bonds, Series 2011-A, 5.00% 2031	1,000	1,195
Prince George's County, G.O. Consolidated Public Improvement Ref. Bonds, Series 2007-B, 5.00% 2017	945	1,118
Prince George's County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,450	1,505
Prince George's County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	3,500	3,614
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.50% 2017	725	789
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.60% 2021	1,660	1,763
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.70% 2026	1,545	1,607
Prince George's County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure
Improvements), Series 2006, RADIAN insured, 5.00% 2026	1,000	1,066
Prince George's County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,632	3,634
City of Salisbury, Special Obligation Bonds (Villages at Aydelotte Farm Project), Series 2007, 5.25% 2037	1,775	673
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, Consolidated Public
Improvement Bonds, Series 2009-A, 4.00% 2019	2,305	2,723
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Ref.
Bonds of 1997, 5.75% 2017	1,510	1,827
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Water Supply
Bonds of 2005, 5.00% 2019 (preref. 2015)	1,000	1,097
		141,785
District of Columbia 1.20%

Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,350
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	2,000	2,314
		4,664
Guam 2.04%

Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2023	500	598
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	600	674
Government of Guam, Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2037	500	555
Government of Guam, Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2042	1,000	1,109
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	579
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	1,500	1,782
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	810	915
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2040	1,000	1,112
Power Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2034	500	555
		7,879
Puerto Rico 3.72%

Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	1,775	1,712
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.71% 2029[1]	1,500	1,095
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and
Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	775	869
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and
Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	500	566
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and
Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	500	501

Bonds & notes
	Principal amount	Value
Puerto Rico (continued)	(000)	(000)

Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and
Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	$1,750	$ 1,945
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	64
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	2,455	3,481
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 5.00% 2018 (escrowed to maturity)	535	652
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	1,000	1,047
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	1,000	1,042
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	4,000	890
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	500	534
		14,398
Virgin Islands 0.87%

Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	500	589
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	2,000	2,224
Public Fin. Auth., Rev. Ref. Bonds (Virgin Island Matching Fund Loan Notes), 5.00% 2032	500	560
		3,373
Total bonds & notes (cost: $334,205,000)		357,105

Short-term securities 6.11%

Econ. Dev. Corp., Rev. Bonds (Chesapeake Bay Foundation, Inc. Fac.), Series 1998,
Wells Fargo Bank LOC, 0.21% 2023[1]	1,000	1,000
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (University of Maryland Medical System Issue),
Series 2008-D, TD Bank LOC, 0.17% 2041[1]	9,430	9,430
Health and Higher Educational Facs. Auth. Rev. Bonds, Pooled Loan Program Issue, Series 1985-A/B,
JPMorgan Chase LOC, 0.22% 2035[1]	1,600	1,600
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.17% 2026[1]	2,925	2,925
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.17% 2026[1]	8,705	8,705
Total short-term securities (cost: $23,660,000)		23,660
Total investment securities (cost: $357,865,000)		380,765
Other assets less liabilities		6,424
Net assets		$387,189

1 Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 25,093
Gross unrealized depreciation on investment securities	(1,925)
Net unrealized appreciation on investment securities	23,168
Cost of investment securities for federal income tax purposes	357,597

The Tax-Exempt Fund of Virginia® Investment Portfolio April 30, 2013

unaudited

Bonds & notes 93.47%
Virginia 82.31%	Principal amount	Value
State issuers 32.00%	(000)	(000)

Biotechnology Research Partnership Auth., Lease Rev. Ref. Bonds (Consolidated Laboratories Project),
Series 2009, 5.00% 2021	$2,000	$2,540
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2009-A, 5.00% 2029	1,000	1,175
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2012-A, 5.00% 2023	2,000	2,507
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs),
Series 2009-E-2, 5.00% 2023	3,000	3,824
College Building Auth., Educational Facs. Rev. Bonds (Liberty University Projects), Series 2010, 5.25% 2029	2,000	2,310
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
Series 2009-A, 5.00% 2016	685	786
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
Series 2009-A, 5.00% 2020	1,000	1,204
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
Series 2009-A, 5.00% 2028	2,500	2,901
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
Series 2012-B, 5.00% 2021	2,000	2,524
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
Series 2012-B, 5.00% 2023	2,000	2,528
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project),
Series 2001, 5.375% 2021	1,000	1,201
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project),
Series 2001, 5.75% 2034	2,500	3,609
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2023	1,000	1,144
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2033	1,375	1,519
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes,
Series 2012-A, 5.00% 2027	6,000	7,236
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes,
Series 2012-B, 5.00% 2023	1,545	1,960
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes,
Series 2012-B, 5.00% 2024	1,000	1,255
Commonwealth Transportation Board, Transportation Capital Projects Rev. Bonds, Series 2011, 5.00% 2025	6,500	7,926
Commonwealth Transportation Board, Transportation Capital Projects Rev. Bonds, Series 2011, 5.00% 2033	1,295	1,510
Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	2,000	2,529
G.O. Bonds, Series 2006-B, 5.00% 2014	2,000	2,104
G.O. Bonds, Series 2008-B, 5.00% 2022	2,000	2,379
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A-1, AMT, 4.90% 2020	3,200	3,474
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A-5, AMT, 5.20% 2021	2,000	2,178
Housing Dev. Auth., Commonwealth Mortgage Rev. Ref. Bonds, Series 2007-B, AMT, 4.75% 2032	2,000	2,066
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway
Express Project), Series 1998, Assured Guaranty Municipal insured, 5.375% 2014	1,000	1,004

Bonds & notes
	Principal amount	Value
State issuers (continued)	(000)	(000)

Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2005-A, AMT,
Assured Guaranty Municipal insured, 5.25% 2020 (preref. 2015)	$1,000	$1,101
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2006, AMT,
Assured Guaranty Municipal insured, 5.50% 2015	2,885	3,192
Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC-National insured, 4.75% 2031	1,000	1,002
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,097
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2030	2,970	3,348
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2040	1,000	1,111
Public Building Auth., Public Facs. Rev. Bonds, Series 2005-C, 5.00% 2015	1,000	1,104
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2024	2,000	2,444
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2027	2,000	2,372
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017	2,680	2,958
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2013-B, 5.00% 2023	2,000	2,577
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	15	17
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2021	1,055	1,272
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2023	1,000	1,197
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2009-B-1, 4.375% 2029	2,000	2,192
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-A, 5.25% 2017	1,000	1,191
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-B, 5.25% 2017	1,000	1,191
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-A, 5.00% 2019	1,000	1,234
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2018	800	968
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2020	1,000	1,226
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2022	2,000	2,420
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2012-A, 5.00% 2022	2,000	2,558
Public School Auth., School Fncg. Bonds (1997 Resolution), Series D, 5.00% 2018 (preref. 2015)	1,985	2,192
Public School Auth., Special Obligation Fncg. Bonds (Montgomery County), Series 2011, 5.00% 2022	2,000	2,481
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021	2,610	3,029
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2023	2,500	2,901
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2028	1,500	1,757
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2027	1,750	2,115
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2029	1,500	1,809
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2030	1,500	1,778
Resources Auth., Infrastructure and State Moral Obligation Rev. Bonds (Pooled Fncg. Program),
Series 2011-A, 5.00% 2024	1,450	1,779
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2002-A, 5.25% 2014	50	50
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2020	855	1,028
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2023	2,170	2,597
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2028	1,000	1,144
Resources Auth., State Moral Obligation Rev. Ref. Bonds (Pooled Fncg. Program), Series 2011-B, 5.00% 2027	2,000	2,396
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020	1,540	1,577
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,423
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	1,570	1,795
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	1,000	1,180
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2038	1,000	1,151
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028	1,030	1,247
Resources Auth., Infrastructure Rev. Ref. Bonds (Pooled Fncg. Program), Series 2009-B, 5.00% 2027	1,000	1,211
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	40	41
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	200	205
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	55	56
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	165	169
Small Business Fncg. Auth., Hospital Rev. Bonds (Wellmont Health System Project), Series 2007-A, 5.25% 2027	2,050	2,188
Small Business Fncg. Auth., Rev. Bonds (95 Express Lanes LLC Project), Series 2012, AMT, 5.00% 2034	1,000	1,046
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project),
Series 2012, AMT, 5.50% 2042	3,000	3,275

Bonds & notes
	Principal amount	Value
State issuers (continued)	(000)	(000)

Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
Series 2005, 5.50% 2026 (preref. 2014)	$2,685	$ 2,855
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
Series 2005, 5.625% 2037 (preref. 2015)	2,000	2,217
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-B-1, 5.00% 2047	180	152
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series B, 5.00% 2016 (preref. 2013)	840	843
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series B, 5.00% 2016 (preref. 2013)	160	161
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series B, 5.00% 2017 (preref. 2013)	1,240	1,245
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,435
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2030	1,000	1,207
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2031	1,000	1,202
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 4.75% 2034	1,000	1,119
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series A, Assured Guaranty
Municipal insured, 5.15% 2020	1,000	1,212
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005,
Assured Guaranty Municipal insured, 5.00% 2023	2,000	2,194
Virginia Commonwealth University Health System Auth., General Rev. Bonds, Series 2011, 5.00% 2026	1,000	1,170
Virginia Commonwealth University Health System Auth., General Rev. Bonds, Series 2011, 5.00% 2030	1,200	1,381
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, National insured, 4.75% 2024	2,200	2,516
		170,694
City & county issuers 50.31%

Econ. Dev. Auth. of Albemarle County, Public Fac. Rev. Ref. Bonds (Albemarle County Project),
Series 2011, 5.00% 2022	2,955	3,657
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds
(Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032	2,000	2,032
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds
(Westminster-Canterbury of the Blue Ridge), Series 2007, 5.00% 2031	1,000	1,027
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds
(Westminster-Canterbury of the Blue Ridge), Series 2012, 5.00% 2042	1,000	1,027
Industrial Dev. Auth. of Amelia County, Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2002, AMT, 0.85% 2027 (put 2014)	2,000	2,000
Industrial Dev. Auth. of the County of Charles City, Solid Waste Disposal Rev. Bonds (Waste Management, Inc.),
Series 2002, AMT, 1.875% 2027 (put 2015)	1,000	1,018
Industrial Dev. Auth. of King George County, Solid Waste Disposal Rev. Bonds (King George Landfill, Inc.
Project), Series 2003-A, AMT, 0.85% 2023 (put 2014)	2,325	2,325
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2024 (preref. 2017)	1,500	1,747
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2025 (preref. 2017)	2,000	2,329
Arlington County, G.O. Ref. Bonds, 5.00% 2018 (preref. 2016)	1,765	2,022
Arlington County, G.O. Ref. Bonds, 5.00% 2018	2,660	3,029
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington
Health System), Series 2010, 4.25% 2024	415	451
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington
Health System), Series 2010, 5.00% 2031	6,355	6,986
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	585	725
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	600	745
Industrial Dev. Auth. of Charlotte County, Hospital Rev. Bonds (Halifax Regional Hospital, Inc.),
Series 2007, 5.00% 2027	1,000	1,068
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	2,525	2,709
City of Chesapeake, G.O. School Ref. Bonds, Series 2003, 5.00% 2013	1,500	1,506
City of Chesapeake, G.O. Water and Sewer Ref. Bonds, Series 2010-D, 5.00% 2025	1,000	1,210
County of Chesterfield, G.O. Public Improvement Bonds, Series 2008, 5.00% 2026	2,000	2,328
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2021	2,000	2,274

Bonds & notes
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2023	$1,000	$1,117
Econ. Dev. Auth. of County of Chesterfield, Rev. Bonds (Bon Secours Health System, Inc.),
Series 2008-C, Assured Guaranty insured, 5.00% 2042	3,500	3,864
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at
Hanover Medical Park), Series 1995, National insured, 6.375% 2018	1,190	1,318
Econ. Dev. Auth. of Henrico County, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-B-2,
Assured Guaranty insured, 5.25% 2042	2,000	2,241
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects),
Series 2005, 5.00% 2024 (preref. 2015)	3,000	3,236
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027 (preref. 2015)	1,640	1,771
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration
Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,812
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	4,222
Fairfax County Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Vinson Hall, LLC),
Series 2013-A, 5.00% 2042	500	512
Fairfax County Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Vinson Hall, LLC),
Series 2013-A, 5.00% 2047	1,150	1,174
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated),
Series 2007, 5.125% 2037	3,000	3,173
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.75% 2026	2,500	2,637
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.875% 2036	2,500	2,624
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project),
Series 2011, 5.00% 2024	1,500	1,786
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project),
Series 2011, 5.00% 2036	1,250	1,411
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project),
Series 2012, 5.00% 2021	1,300	1,588
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project),
Series 2012, 5.00% 2037	2,000	2,238
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project),
Series 2012-A, 5.00% 2035	1,000	1,158
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project),
Series 2012-A, 5.00% 2040	1,000	1,143
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project),
Series 2009-A, 5.25% 2026	1,000	1,180
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project),
Series 2009-A, 5.50% 2035	3,000	3,461
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project),
Series 2009-C, 5.00% 2025	1,500	1,720
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
Series 1993-A, 5.25% 2019	2,500	2,950
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
Series 1993-A, Assured Guaranty Municipal insured, 5.25% 2019	1,000	1,185
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Cedar Ridge Project),
Series 2007, AMT, 4.75% 2038	3,775	3,897
Fairfax County Sewer Rev. Bonds, Series 2012, 5.00% 2021	2,055	2,636
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,222
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,251
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	2,027
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,173
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2012, 5.00% 2028	1,000	1,226

Bonds & notes
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. Ref. Bonds (MediCorp Health System
Obligated Group), Series 2007, 5.00% 2015	$1,500	$1,622
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. Ref. Bonds (MediCorp Health System
Obligated Group), Series 2007, 5.25% 2021	2,000	2,422
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group),
Series 2006, 5.25% 2025	1,000	1,061
H2O Community Dev. Auth., Special Assessment Bonds, Series 2007, 5.20% 2037	3,366	2,027
City of Hampton, G.O. Public Improvement and Ref. Bonds, Series 2010-A, 5.00% 2020	1,595	1,940
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2020	515	643
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2039	4,000	4,599
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2025	1,000	1,171
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2033	2,000	2,261
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2038	1,000	1,130
Econ Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods),
Series 2012-A, 4.00% 2022	1,145	1,137
Econ Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods),
Series 2012-A, 5.00% 2047	985	992
Industrial Dev. Auth. of the City of Harrisonburg, Hospital Facs. Rev. Bonds (Rockingham Memorial Hospital),
Series 2006, AMBAC insured, 4.00% 2018	1,170	1,281
Econ. Dev. Auth. of the City of Norfolk, Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare),
Series 2012-B, 5.00% 2043	3,500	3,953
Small Business Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2010, 5.00% 2040	7,500	8,333
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2018	500	614
County of Henrico, G.O. Public Improvement Ref. Bonds, Series 2010, 5.00% 2025	1,630	1,975
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2021 (preref. 2018)	500	617
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of
Richmond), Series 2006, 5.00% 2027	1,000	1,026
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of
Richmond), Series 2006, 5.00% 2035	1,850	1,898
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2021	1,000	1,116
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2023	860	946
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025 (preref. 2016)	2,945	3,342
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2009, 5.00% 2024	1,000	1,212
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2023	945	1,232
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2024	1,000	1,287
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of
South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014	2,925	3,006
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	299	300
Econ. Dev. Auth. of James City County, Lease Rev. Bonds (Public Fac. Projects), Series 2006, Assured Guaranty
Municipal insured, 5.00% 2021	1,000	1,163
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. Ref. Bonds (Williamsburg
Landing, Inc.), Series 2005, 5.50% 2034	750	758
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. Ref. Bonds (Williamsburg
Landing, Inc.), Series 2005, 5.35% 2026	2,250	2,287
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
Series 2012, 4.25% 2026	1,000	997
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds (Falcons Landing Project),
Series 2004-A, 6.00% 2024	2,000	2,053
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2007, 5.00% 2021	500	568
Loudoun County, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2020	3,000	3,705
Loudoun County, G.O. Ref. Bonds, Series 2010-A, 5.00% 2025	1,000	1,243
Industrial Dev. Auth. of the Town of Louisa, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and
Power Co. Project), Series 2000-A, AMT, 2.50% 2030 (put 2014)	3,000	3,051

Bonds & notes
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and
Power Co. Project), Series 2010-A, 2.375% 2040 (put 2015)	$3,000	$3,103
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project),
Series 2009-A, 4.05% 2033 (put 2014)	3,400	3,502
Industrial Dev. Auth. of the City of Lynchburg, Residential Care Fac. Mortgage Rev. Ref. Bonds
(Westminster-Canterbury of Lynchburg), Series 2007, 5.00% 2031	500	515
City of Manassas Park, G.O. and Ref. Bonds, Series 2008, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,161
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2010-A, 5.00% 2035	1,750	1,984
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2011-A, 5.00% 2027	2,000	2,387
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2011-A, 5.00% 2030	2,000	2,362
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects),
Series 2008, 5.00% 2020	1,755	2,052
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects),
Series 2008, 5.00% 2029	1,155	1,269
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	3,000	3,487
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026	2,290	1,499
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.60% 2036	2,000	1,303
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2023	2,000	2,337
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2024 (preref. 2016)	1,085	1,239
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027	2,120	2,502
City of Norfolk, Water Rev. Bonds, Series 2013, 5.00% 2037	2,000	2,314
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	1,000	1,086
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	2,000	2,158
Pittsylvania County, G.O. School Bonds, Series 2008-B, 5.00% 2017	1,000	1,154
Econ. Dev. Auth. of the County of Powhatan, Lease Rev. Ref. Bonds (Virginia Capital Projects),
Series 2007, AMBAC insured, 5.00% 2020	1,110	1,249
County of Prince William, G.O. Public Improvement Ref. Bonds, Series 2012-A, 5.00% 2024	1,000	1,324
County of Prince William, Industrial Dev. Auth., Hospital Fac. Rev. Bonds (Potomac Hospital Corp. of
Prince William), Series 2003, 5.00% 2013 (escrowed to maturity)	1,000	1,020
Industrial Dev. Auth. of the County of Prince William, Health Care Facs. Rev. and Rev. Ref. Bonds
(Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2024	850	1,016
Industrial Dev. Auth. of the County of Prince William, Health Care Facs. Rev. and Rev. Ref. Bonds
(Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2025	900	1,067
Industrial Dev. Auth. of the County of Prince William, Health Care Facs. Rev. and Rev. Ref. Bonds
(Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2046	1,000	1,104
Industrial Dev. Auth. of the County of Prince William, Student Housing Rev. Bonds (George Mason University
Foundation Prince William Housing LLC Project), Series 2011-A, 5.125% 2041	3,400	3,832
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds,
Series 2003, 5.00% 2019 (preref. 2013)	1,635	1,681
Prince William County, Gateway Community Dev. Auth., Special Assessment Ref. Bonds, Series 2012, 5.00% 2030	1,500	1,574
Reynolds Crossing Community Dev. Auth. (Henrico County), Special Assessment Rev. Bonds
(Reynolds Crossing Project), Series 2007, 5.10% 2021	978	996
City of Richmond, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2029	1,000	1,187
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2022	500	559
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2026	1,000	1,113
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,000	1,184
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2035	1,800	2,024
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2013-A, 5.00% 2027	1,000	1,221
Richmond Metropolitan Auth., Expressway Rev. Ref. Bonds, Series 2002, FGIC-National insured, 5.25% 2017	1,120	1,294
Riverside Regional Jail Auth., Jail Fac. Rev. Ref. Bonds, Series 2003, National insured, 5.00% 2015	1,000	1,018
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008,
Assured Guaranty insured, 5.00% 2023	1,460	1,727
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008,
Assured Guaranty insured, 5.00% 2032	1,500	1,699

Bonds & notes
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group),
Assured Guaranty Municipal insured, 5.00% 2020	$ 985	$ 1,179
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group),
Assured Guaranty Municipal insured, 5.00% 2038	985	1,083
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group),
Assured Guaranty Municipal insured, 5.00% 2020 (escrowed to maturity)	15	19
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group),
Assured Guaranty Municipal insured, 5.00% 2038 (preref. 2020)	15	19
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	3,065	3,298
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	1,760	1,887
City of Suffolk, G.O. Public Improvement and Ref. Bonds, Series 2007, National insured, 4.50% 2028	1,000	1,071
City of Virginia Beach Dev. Auth., Hospital Rev. Ref. Bonds (Virginia Beach General Hospital Project),
Series 1993, AMBAC insured, 5.125% 2018	2,200	2,458
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2018	2,000	2,337
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2020	1,000	1,153
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017	1,000	1,152
Industrial Dev. Auth. of Washington County, Hospital Rev. Ref. Bonds (Mountain States Health Alliance),
Series 2009-C, 7.75% 2038	2,000	2,472
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	1,029	1,015
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project),
Series 2006, National insured, 5.00% 2022	1,215	1,364
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project),
Series 2006, National insured, 5.00% 2023	1,275	1,431
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Bonds (Valley Health System Obligated Group),
Series 2009-E, 5.625% 2044	1,300	1,490
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Ref. Bonds (Valley Health System Obligated Group),
Series 2007, 5.00% 2026	1,250	1,385
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of
Winchester, Inc.), Series 2005-A, 4.875% 2019	1,005	1,046
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of
Winchester, Inc.), Series 2005-A, 5.20% 2027	1,000	1,024
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of
Winchester, Inc.), Series 2005-A, 5.30% 2035	1,000	1,018
		268,340
District of Columbia 5.77%

Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds,
Series 2010-A, 0% 2037	4,000	1,104
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital
Appreciation Bonds, Series 2010-B, 0%/6.50% 2044[1]	2,000	1,794
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds,
Series 2009-A, 5.00% 2039	4,000	4,433
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds,
Series 2009-A, 5.25% 2044	3,000	3,355
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,350
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	1,000	1,157
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT,
AMBAC insured, 5.00% 2020	1,000	1,159
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.375% 2028	1,825	2,085
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A, AMT,
FGIC-National insured, 5.125% 2029	2,000	2,030
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT,
National insured, 5.00% 2019	1,000	1,065
Bonds & notes
	Principal amount	Value
District of Columbia (continued)	(000)	(000)

Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-A, AMT,
National insured, 5.25% 2017	$1,000	$ 1,104
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-A, AMT,
Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,095
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C,
FGIC-National insured, 5.00% 2023	1,965	2,234
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2025	1,000	1,161
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2026	3,000	3,509
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2031	1,000	1,150
		30,785
Guam 1.61%

Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2023	1,500	1,795
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,600	1,798
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	579
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	1,500	1,782
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	815	920
Power Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2034	500	555
Power Auth., Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,153
		8,582
Puerto Rico 2.96%

Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	2,000	2,025
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	850	820
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,057
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education
Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	775	869
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education
Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	500	566
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education
Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	500	501
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education
Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	250	256
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and
Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	2,000	2,222
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,385	1,964
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	1,000	1,047
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	2,215	2,334
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	2,000	2,136
		15,797
Virgin Islands 0.82%

Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	500	589
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017	750	790
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2018	500	526
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2009-A-1, 5.00% 2029	1,500	1,648
Public Fin. Auth., Rev. Ref. Bonds (Virgin Island Matching Fund Loan Notes), 5.00% 2032	750	840
		4,393
Total bonds & notes (cost: $463,941,000)		498,591
	Principal amount	Value
Short-term securities 6.15%	(000)	(000)

Econ. Dev. Auth. of Albemarle County, Hospital Rev. Bonds (Martha Jefferson Hospital),
Series 2008-B, 0.20% 2048[2]	$4,515	$ 4,515
Econ. Dev. Auth. of Albemarle County, Hospital Rev. Bonds (Martha Jefferson Hospital),
Series 2008-D, Wells Fargo Bank LOC, 0.17% 2048[2]	2,250	2,250
Industrial Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation),
Series 2005-A, Bank of America LOC, 0.20% 2035[2]	1,165	1,165
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 0.20% 2036[2]	2,950	2,950
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2006-B, 0.20% 2026[2]	4,965	4,965
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2006-C, 0.20% 2026[2]	9,920	9,920
Small Business Fncg. Auth., Demand Rev. Ref. Bonds (Virginia State University Real Estate Foundation),
Series 2008, Bank of America LOC, 0.23% 2030[2]	2,135	2,135
Industrial Dev. Auth. of Fairfax County, Health Care Rev. Bonds (Inova Health System Project),
Series 2005-C-1, 0.18% 2026[2]	2,800	2,800
Peninsula Ports Auth., Coal Terminal Rev. Ref. Bonds (Dominion Terminal Associates Project),
Series 1987-D, 0.21% 2016[2]	2,100	2,100
Total short-term securities (cost: $32,800,000)		32,800
Total investment securities (cost: $496,741,000)		531,391
Other assets less liabilities		2,047
Net assets		$533,438

1 Step bond; coupon rate will increase at a later date.

2 Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values the funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the funds as of the date the trades are executed with brokers.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of the funds’ assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the trust’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The trust’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The trust’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At April 30, 2013, all of the funds’ investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 37,914
Gross unrealized depreciation on investment securities	(2,945)
Net unrealized appreciation on investment securities	34,969
Cost of investment securities for federal income tax purposes	496,422

Key to abbreviations

Agcy. = Agency	Econ. = Economic	Preref. = Prerefunded
AMT = Alternative Minimum Tax	Fac. = Facility	Redev. = Redevelopment
Auth. = Authority	Facs. = Facilities	Ref. = Refunding
Certs. of Part. = Certificates of Participation	Fin. = Finance	Rev. = Revenue
Dept. = Department	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper
Dev. = Development	G.O. = General Obligation
Dist. = District	LOC = Letter of Credit

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-003-0613O-S32821

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES I

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: June 28, 2013

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: June 28, 2013